DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of financial position and results of operations of discontinued operations

The financial position of discontinued operations was as follows:

	March 31, 2017	December 31, 2016

Accounts receivable	$7,216	$8,636
Other current assets	-	-
Net current assets of discontinued operations	$7,216	$8,636

The results of discontinued operations do not include any allocated or common overhead expenses. The results of operations of discontinued operations were as follows:

	For the Three Months Ended March 31,
	2017	2016
Revenues:
Commission and other revenue from carriers	$2,378	$3,067
eHealth Agreement	15,934	16,148

	18,312	19,215

Operating expenses:
Other general and administrative	6,000	6,000

	6,000	6,000

Income from discontinued operations	$12,312	$13,215

The financial position of discontinued operations was as follows:

	December 31, 2016	December 31, 2015

Accounts receivable	$8,636	$15,212
Net current assets of discontinued operations	$8,636	$15,212

The results of discontinued operations do not include any allocated or common overhead expenses. The results of operations of discontinued operations were as follows:

	For the Year Ended December 31,
	2016	2015
Revenues:
Commission and other revenue from carriers	$10,016	$18,499
Transition policy commission pursuant to the Agreement	88,006	165,044

	98,022	183,543

Operating expenses:
Other general and administrative	27,867	27,746

	27,867	27,746

Income from discontinued operations	$70,155	$155,797